Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 565,566,379	$ 396,299,340	$ 335,783,492
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	333,362,380	236,258,017	194,941,560
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	8,731,059	9,082,223	9,774,487
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	13,737,045	13,522,709	8,786,977
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	15,547,234	18,830,313	16,711,271
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	35,498,466	37,933	0
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	3,404,429	3,559,813	3,216,986
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	50,409,675	38,059,679	39,265,385
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	95,256,426	67,564,429	52,215,605
Others
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 9,619,665	$ 9,384,224	$ 10,871,221